Calvert
Responsible Municipal Income Fund
March 31, 2020
Schedule of Investments (Unaudited)

Corporate Bonds — 3.3%

Security	Principal Amount (000's omitted)	Value
Other Revenue — 3.3%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 4,332,796
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	2,000	2,238,755
Total Corporate Bonds (identified cost $6,000,000)		$ 6,571,551

Municipal Obligations — 85.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 5.9%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,257,970
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,400,957
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,815,090
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,443,560
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,888,020
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	3,145,675
		$ 11,951,272
Education — 8.4%
Arizona State University, Green Bonds, 5.00%, 7/1/39	$2,000	$2,527,540
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,077,688
Green Bonds, 5.00%, 10/1/36	765	887,645
Green Bonds, 5.00%, 10/1/38	730	841,770
Colorado State University:
4.00%, 3/1/26	210	241,385
5.00%, 3/1/27	225	278,244
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	360	373,576
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	642,310
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,175,670
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,244,209
Security	Principal Amount (000's omitted)	Value
Education (continued)
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Green Bonds, 5.00%, 7/1/32	$ 420	$ 472,983
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	607,200
Ohio State University, 5.00%, 12/1/29	1,915	2,526,249
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,698,505
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,360,400
		$ 16,955,374
Electric Utilities — 1.7%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$ 1,266,270
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,281,145
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	811,041
		$3,358,456
Escrowed/Prerefunded — 1.7%
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	$1,000	$1,026,250
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	112,838
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,131,970
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,131,970
		$3,403,028
General Obligations — 19.8%
Bexar County, TX, 4.00%, 6/15/32	$2,000	$2,268,960
California:
Green Bonds, 3.75%, 10/1/37	1,000	1,061,340
4.00%, 9/1/32	1,000	1,133,500
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,133,560
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,414,760
Franklin Regional School District, PA, 5.00%, 5/1/27	100	123,780
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,705,200
Hawaii, 4.00%, 10/1/34	2,000	2,265,840
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,717,218
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,305,360
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,407,460
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,952,247
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,248,870
Minneapolis, MN, Green Bonds, 3.00%, 12/1/25	1,385	1,520,107
New York, NY, 5.00%, 8/1/26	2,000	2,276,980

Calvert
Responsible Municipal Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	$1,000	$ 1,220,570
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,167,020
5.00%, 2/1/33	650	806,585
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,470,680
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,228,860
Green Bonds, 5.00%, 8/1/35	1,120	1,423,038
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,139,034
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,688,345
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,200,930
		$39,880,244
Hospital — 3.7%
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$ 500	$590,755
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,136,460
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,386,720
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000	2,434,480
		$7,548,415
Housing — 7.2%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$1,432,076
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,073,846
4.00%, 5/15/34	1,145	1,189,964
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,670,177
4.35%, 7/1/50	1,000	1,063,170
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	796,193
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000	1,067,370
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	2,025,600
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500	508,205
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	$1,000	$ 1,062,720
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	748,644
5.00%, 6/1/29	365	413,749
Utah Housing Corp., 4.00%, 1/1/36	1,325	1,381,485
		$ 14,433,199
Industrial Development Revenue — 3.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$ 850	$ 869,771
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000	3,000,000
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	964,190
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	507,650
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20(1)	1,000	1,000,870
		$6,342,481
Insured - General Obligations — 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$923,860
		$923,860
Insured - Housing — 0.3%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	$ 500	$581,545
		$581,545
Insured - Solid Waste — 0.6%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	$ 500	$631,280
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	500	637,400
		$1,268,680
Insured - Transportation — 0.6%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,147,650
		$1,147,650
Lease Revenue / Certificates of Participation — 2.1%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	$ 500	$548,495
4.00%, 10/1/35	600	656,622

Calvert
Responsible Municipal Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue / Certificates of Participation (continued)
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	$1,000	$ 1,274,650
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,767,675
		$ 4,247,442
Other Revenue — 9.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,250	$ 4,062,727
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915	2,046,082
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000	2,364,940
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	310	356,060
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,259,259
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,620,090
Green Bonds, 5.00%, 9/1/36	1,445	1,775,602
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,094,380
4.45%, 11/1/36	1,000	1,104,310
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,328,910
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855	1,922,670
		$18,935,030
Senior Living/Life Care — 0.9%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$1,851,825
		$1,851,825
Special Tax Revenue — 7.3%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	$1,100	$1,229,173
Green Bonds, 5.00%, 11/1/35	1,000	1,182,000
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450	3,514,619
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,461,060
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	$1,000	$ 1,187,500
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,729,158
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,048,350
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,380,150
		$ 14,732,010
Water and Sewer — 12.2%
Aurora, CO, Water Revenue, Green Bonds, 5.00%, 8/1/31	$2,000	$ 2,421,740
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000	2,475,960
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	185,614
5.00%, 1/1/28	770	950,796
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	611,345
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,145,640
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,216,110
Green Bonds, 5.00%, 6/1/36	1,650	2,078,406
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	769,654
Green Bonds, 5.00%, 10/1/28	765	977,915
Green Bonds, 5.00%, 10/1/30	1,000	1,208,640
Green Bonds, 5.00%, 10/1/36	1,000	1,185,200
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,238,910
Green Bonds, 5.00%, 6/1/38	2,000	2,381,080
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500	1,847,355
Green Bonds, 5.00%, 8/1/40	1,000	1,188,170
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,634,100
		$24,516,635
Total Municipal Obligations — (identified cost $164,574,918)		$172,077,146

Calvert
Responsible Municipal Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.5%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 2.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 993,670
2.211%, 6/1/25	1,500	1,495,320
2.361%, 6/1/26	2,000	1,998,540
		$ 4,487,530
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$ 660	$ 655,149
		$ 655,149
Total Taxable Municipal Obligations (identified cost $5,160,000)		$5,142,679

Tax-Exempt Mortgage-Backed Securities — 1.4%

Security	Principal Amount (000's omitted)	Value
National Finance Authority, NH, Municipal Certificates, Series 2020-1, Class A, 4.125%, 1/20/34	$2,604	$ 2,757,775
Total Tax-Exempt Mortgage-Backed Securities (identified cost $3,083,052)		$ 2,757,775
Total Investments — 92.7% (identified cost $178,817,970)		$186,549,151
Other Assets, Less Liabilities — 7.3%		$ 14,619,728
Net Assets — 100.0%		$201,168,879

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,374,446, which represents 0.7% of the net assets of the Fund as of March 31, 2020.

At March 31, 2020, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California20.9%
New York11.2%
Others, representing less than 10% individually60.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 2.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.5% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(34)	Short	6/19/20	$(4,715,375)	$(203,009)
					$(203,009)

Calvert
Responsible Municipal Income Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund
SONYMA	– State of New York Mortgage Agency
At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,571,551	$—	$6,571,551
Municipal Obligations	—	172,077,146	—	172,077,146
Taxable Municipal Obligations	—	5,142,679	—	5,142,679
Tax-Exempt Mortgage-Backed Securities	—	2,757,775	—	2,757,775
Total Investments	$ —	$186,549,151	$ —	$186,549,151
Liability Description
Futures Contracts	$(203,009)	$ —	$ —	$(203,009)
Total	$(203,009)	$ —	$ —	$(203,009)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.